Financial Risk Factors and Risk Management - Interest Rate Risk (Details)	Dec. 31, 2025	Dec. 31, 2024
Financial Risk Factors and Risk Management
Variable rate and short maturity investments (as percent)	56.00%	60.00%
Fixed rate and long maturity financing (as percent)	100.00%	86.00%